CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 953,511,338	$ 578,244,378
Restricted cash	321,614,668	328,499,059
Short-term investments	49,685,723	39,310,595
Accounts receivable	27,668,667	32,703,517
Other receivables	38,749,716	31,822,187
Deposits for land use rights	80,376,122	153,252,126
Other deposits and prepayments	492,217,775	525,263,384
Advances to suppliers	38,465,493	27,457,335
Real estate properties development completed	381,237,725	477,179,252
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities (''Consolidated VIEs'') to be used only to settle obligations of the Consolidated VIEs of US$105,056,385 and US$118,406,540 as of December 31, 2016 and June 30, 2017, respectively)	2,135,226,368	1,719,135,164
Amounts due from related parties	24,583,947	17,731,875
Amounts due from employees	1,482,166	620,462
Other current assets	583,347	225,785
Total current assets	4,545,403,055	3,931,445,119
Real estate properties held for lease, net	191,021,265	159,873,934
Deposits for land use rights	29,522,910	28,830,907
Property and equipment, net	33,154,475	34,090,096
Other long-term investment	9,098,521	241,648
Investment in joint ventures	7,501,664	7,555,911
Deferred tax assets	50,189,636	49,689,528
Other assets	40,976,764	24,718,147
TOTAL ASSETS	4,906,868,290	4,236,445,290
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the Consolidated VIEs without recourse to the primary beneficiary of US$2,321,966 and US$2,367,075 as of December 31, 2016 and June 30, 2017, respectively)	482,028,204	524,663,366
Short-term bank loans and other debt	109,855,800	178,576,151
Customer deposits	173,326,136	150,545,253
Income tax payable	102,735,919	120,573,148
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$1,583,399 and US$2,667,181 as of December 31, 2016 and June 30, 2017, respectively)	242,832,041	199,661,165
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$1,603 as of December 31, 2016 and June 30, 2017, respectively)	11,923,036	19,521,772
Current portion of long-term bank loans and other debt	1,077,419,087	704,695,082
Current maturities of capital lease obligations	4,313,809	3,923,394
Mandatorily redeemable non-controlling interests	12,916,273	12,613,522
Amounts due to related parties	69,307,495	66,229,724
Total current liabilities	2,286,657,800	1,981,002,577
Long-term bank loans	360,945,449	235,885,009
Other long-term debt	1,099,563,119	974,791,324
Deferred tax liabilities	172,894,391	93,106,706
Unrecognized tax benefits	20,493,767	20,491,988
Capital lease obligations, net of current maturities	13,092,632	15,015,508
Amounts due to related parties	1,542,922
Total liabilities	3,955,190,080	3,320,293,112
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares; shares issued and outstanding-129,966,045 shares as of June 30, 2017 (December 31, 2016: 131,426,741 shares)	16,151	16,051
Treasury shares	(65,589,869)	(53,734,088)
Additional paid-in capital	542,040,455	538,414,246
Statutory reserves	95,964,858	95,973,296
Retained earnings	357,146,978	354,273,848
Accumulated other comprehensive income	(11,255,929)	(34,682,888)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	918,322,644	900,260,465
Non-controlling interest	33,355,566	15,891,713
Total equity	951,678,210	916,152,178
TOTAL LIABILITIES AND EQUITY	$ 4,906,868,290	$ 4,236,445,290